Financial instruments and management of financial risks - Fair Values Derivatives (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 INR (₨)	Dec. 31, 2021 PHP (₱)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PHP (₱)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Current Assets, Fair value and carrying value	$ 3,000,000				$ 2,000,000
Current Liabilities, Fair value and carrying value	5,000,000				1,000,000
Non-current Liabilities, Fair value and carrying value	$ 17,000,000				$ 57,000,000
Current assets derivatives | Currency risk related to purchases | HFT | India, Rupee
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date	2022	2022	2022	2022	—	—	—
Current Assets, Notional amount	$ 10,000,000				$ 0
Current Assets, Fair value and carrying value	0				$ 0
Price	$ 1.00	₨ 76.21
Current assets derivatives | Currency risk related to purchases | HFT | Philippine peso
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date	—	—	—	—	2021	2021	2021
Current Assets, Notional amount	$ 0				$ 68,000,000
Current Assets, Fair value and carrying value	$ 0				2,000,000
Price					$ 1.00	₱ 48.23
Current assets derivatives | Currency risk related to business acquisition | Cash flow hedging item (HFH) | European euros
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date	2022	2022	2022	2022	—	—	—
Current Assets, Notional amount	$ 21,000,000				$ 0
Current Assets, Fair value and carrying value	3,000,000				$ 0
Price	$ 1.00			€ 0.86
Current liabilities derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | Philippine peso
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date	2022	2022	2022	2022	—	—	—
Price	$ 1.00		₱ 50.10
Current Liabilities, Notional amount	92,000,000				$ 0
Current Liabilities, Fair value and carrying value	$ 3,000,000				$ 0
Current liabilities derivatives | Currency risk related to purchases | HFT | India, Rupee
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date	2022	2022	2022	2022	—	—	—
Price	$ 1.00	₨ 74.99
Current Liabilities, Notional amount	2,000,000				$ 0
Current Liabilities, Fair value and carrying value	$ 0				$ 0
Current liabilities derivatives | Currency risk related to business acquisition | Cash flow hedging item (HFH) | European euros
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date	—	—	—	—	2021	2021	2021
Price					$ 1.00		€ 0.85
Current Liabilities, Notional amount	$ 0				2,000,000
Current Liabilities, Fair value and carrying value	$ 0				$ 1,000,000
Current liabilities derivatives | Interest rate risk associated with non-fixed rate credit facility amounts drawn | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date	2022	2022	2022	2022	—	—	—
Current Liabilities, Notional amount	$ 95,000,000				$ 0
Current Liabilities, Fair value and carrying value	$ 2,000,000				$ 0
Interest rate on borrowings	264.00%				0.00%
Non-current liabilities derivatives | Currency risk related to business acquisition | Cash flow hedging item (HFH) | European euros
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date	2025	2025	2025	2025	2025	2025	2025
Price	$ 1.00			€ 0.86	$ 1.00		€ 0.85
Non-current Liabilities, Notional amount	362,000,000				403,000,000
Non-current Liabilities, Fair value and carrying value	$ 17,000,000				$ 52,000,000
Non-current liabilities derivatives | Interest rate risk associated with non-fixed rate credit facility amounts drawn | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date	—	—	—	—	2022	2022	2022
Non-current Liabilities, Notional amount	$ 0				$ 101,000,000
Non-current Liabilities, Fair value and carrying value	$ 0				$ 5,000,000
Interest rate on borrowings	0.00%				264.00%
Derivative assets | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments [line items]
Hedge ratio	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%